PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
At cost:
Property	2,672,822	4,261,678
Leasehold improvements, renovation and decoration	5,821,394	6,040,445
Data center equipment	8,579,798	10,777,790
Office equipment	93,543	102,991
Motor vehicles	3,937	3,937
	17,171,494	21,186,841
Less: Accumulated depreciation	(6,987,542)	(7,895,831)
	10,183,952	13,291,010
Construction-in-progress	3,444,237	4,529,065
Impairment	(603,796)	(603,440)
Property and equipment, net	13,024,393	17,216,635

See note 2 (p) for details of impairment of property and equipment.

In December 2024, the Company entered into an agreement with a third party, which is also the Company’s customer, to dispose the long-lived assets in one of the Company’s data center. A disposal gain of RMB87,688 was recognized upon the disposal.

Depreciation expense was RMB1,462,550, RMB1,663,932 and RMB1,468,100 for the years ended December 31, 2022, 2023 and 2024, respectively, and were included in the following captions:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,386,800	1,573,970	1,409,442
Sales and marketing expenses	1,029	1,721	1,391
General and administrative expenses	35,715	38,280	30,949
Research and development expenses	39,006	49,961	26,138
	1,462,550	1,663,932	1,468,100

The carrying amounts of the Company’s property and equipment held under finance leases at respective balance sheet dates were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Property	993,158	1,018,510
Data center equipment	786,913	1,302,597
	1,780,071	2,321,107
Less: Accumulated depreciation	(709,209)	(874,470)
	1,070,862	1,446,637
Construction-in-progress	219,283	—
Impairment	(19,361)	(19,904)
	1,270,784	1,426,733

8.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

Depreciation of property and data center equipment under finance leases was RMB224,140 RMB199,926 and RMB165,262 for the years ended December 31, 2022, 2023 and 2024, respectively.

The carrying amounts of property and equipment pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Property	155,239	445,345
Leasehold improvements, renovation and decoration	246,662	128,031
Data center equipment	442,167	258,306
Office equipment	1,829	471
Total	845,897	832,153